GOODWILL AND OTHER INTANGIBLE ASSETS (Tabels) - Mar. 31, 2015 - JPY (¥) ¥ in Thousands	Total
Goodwill
Goodwill	¥ 175,427
Goodwill
Acquisition	150,881
Translation adjustments	24,546
Goodwill, ending balance	175,427
U.S.
Goodwill
Goodwill	175,427
Goodwill
Acquisition	150,881
Translation adjustments	24,546
Goodwill, ending balance	¥ 175,427